Fair Value Measurements - Nonrecurring Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	$ 7,630		$ 25,942
Other assets	37,084		70,531
Gains (Losses) on loans held-for-sale	(181)		174		(1,288)
Gains (Losses) on loans and leases	(4,813)	[1]	(6,074)	[1]	(5,596)	[1]
Gains (Losses) on Foreclosed Properties	(333)		(240)		(322)
Gains (Losses) on other assets			(50)		(268)
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	2,662		931
Loans and Leases	9		23
Foreclosed properties			10	[2]
Other assets	44		8
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	1,008		6,408
Loans and Leases	10,629		11,917
Foreclosed properties	2,531	[2]	2,125	[2]
Other assets	$ 885		$ 95

[1]	Gains (losses) represent charge-offs on real estate-secured loans.
[2]	Amounts are included in other assets on the Consolidated Balance Sheet and represent fair value and related losses on foreclosed properties that were written down subsequent to their initial classification as foreclosed properties.